CONCENTRATIONS - Insurance carriers (Details)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Supplier Concentration Risk
Concentration Risk
Concentration of risk	0.00%	0.00%	0.00%
Revenue | Customer concentration | A
Concentration Risk
Concentration of risk	21.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | B
Concentration Risk
Concentration of risk	13.00%	15.00%
Concentration of risk			0.00%
Revenue | Customer concentration | C
Concentration Risk
Concentration of risk		15.00%
Concentration of risk	0.00%		0.00%
Revenue | Customer concentration | D
Concentration Risk
Concentration of risk		13.00%	17.00%
Concentration of risk	0.00%
Revenue | Customer concentration | E
Concentration Risk
Concentration of risk		10.00%	16.00%
Concentration of risk	0.00%
Revenue | Customer concentration | F
Concentration Risk
Concentration of risk			11.00%
Concentration of risk	0.00%	0.00%
Accounts Receivable | Customer concentration
Concentration Risk
Concentration of risk	77.50%	79.10%